FINANCIAL INSTRUMENTS - Interest Expense Relating to Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [abstract]
Interest expense calculated using the effective interest rate method Borrowings	$ 19,020	$ 8,186	$ 3,965